Stock-Based Compensation - Stock-Based Compensation Expense Recognized in Company's Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 156,148	$ 133,633	$ 117,990
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	0	1,679	4,917
Restricted shares and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	145,769	124,512	104,235
Employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	10,379	7,442	8,838
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	13,086	9,878	8,511
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	43,030	36,847	30,084
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 100,032	$ 86,908	$ 79,395